Corporate Information	12 Months Ended
Dec. 31, 2019
Disclosure of general information about financial statements [text block] [Abstract]
Corporate Information
1.	Corporate information

Cementos Pacasmayo S.A.A. (hereinafter the “Company”) was incorporated in 1957 and, under the Peruvian General Corporation Law, is an open stock corporation. Its shares are listed on the Lima Stock Exchange and the New York Stock Exchange. The Company is a subsidiary of Inversiones ASPI S.A., which owns 50.01% of the Company’s common shares outstanding as of December 31, 2020 and 2019. The Company’s registered address is Calle La Colonia No. 150, Urbanización El Vivero, Santiago de Surco, Lima, Peru. All the subsidiaries are domiciled and operate in Peru.

The Company’s main activity is the production and marketing of cement, blocks, concrete and quicklime in La Libertad region, in the North of Peru.

The issuance of the consolidated financial statements of the Company and its subsidiaries (hereinafter the “Group”) for the year ended December 31, 2020 was authorized by the Company’s Board of Directors held on April 29, 2021. The consolidated financial statements as of December 31, 2019 and for the year ended that date were approved by the General Shareholders’ Meeting held on July 9, 2020.

As of December 31, 2020 and 2019, the consolidated financial statements comprise the financial statements of the Company and its subsidiaries: Cementos Selva S.A. and subsidiaries, Distribuidora Norte Pacasmayo S.R.L. and subsidiary, Empresa de Transmisión Guadalupe S.A.C., Salmueras Sudamericanas S.A. and Calizas del Norte S.A.C. (on liquidation). As of these dates, the Company maintains a 100% interest in all its subsidiaries.

The main activities of the subsidiaries incorporated in the consolidated financial statements are described as follows:

-	Cementos Selva S.A. is engaged in production and marketing of cement and other construction materials in the northeast region of Peru. Also, it owns 100% of the shares in Dinoselva Iquitos S.A.C. (a cement and construction materials distributor in the north of Peru, which also produces and sells precast, cement bricks and ready-mix concrete) and in Acuícola Los Paiches S.A.C. (a fish farm entity).

-	Distribuidora Norte Pacasmayo S.R.L. is mainly engaged in selling cement produced by the Company. Additionally, it produces and sells precast cement products, cement bricks and ready-mix concrete. In May 2017, the Company created Prefabricados del Pacífico S.A.C. (a company dedicated to the production and commercialization of cement bricks in northern Peru, which as of the date of this report has not started operations).

-	Empresa de Transmisión Guadalupe S.A.C. is mainly engaged in providing electric energy transmission services to the Company.

-	Salmueras Sudamericanas S.A.(“Salmueras”). In December 2017, the Company decided to discontinue the activities related to the Salmueras project.

-	Calizas del Norte S.A.C. (in liquidation). On May 31, 2016, the Company decided to liquidate this subsidiary.

-	Soluciones Takay S.A.C. was constituted on March 29, 2019. Its corporate purpose is to provide advisory services and information, promotion, acquisition and intermediation services for the management and development of real estate projects by natural and/or legal persons.

1.1	COVID 19 -

COVID-19, an infectious disease caused by a new virus, was declared a world-wide pandemic by the World Health Organization (“WHO”) on March 11, 2020. The measures to slow the spread of COVID-19 have had a significant impact on the global economy.

On March 15, 2020, the Peruvian government declared a nationwide state of emergency, effectively shutting down all business considered non-essential (with exception of food production and commercialization, pharmaceuticals and health). As a result, since that date, we shut-down our three plants until the Peruvian government allowed us to restart production and commercial activities on May 20, 2020.

On January 26, 2021, the Government has decided to extend the nationwide state of emergency for 28 calendar days from February 1, 2021 to February 28, 2021 in order to continue with prevention, control and health care actions for the protection of the population of the country.

During the shutdown, the Company was unable to generate income; however, the Company largely returned to the operating levels prior to the shutdown as of August 2020. The Group has prepared the financial statements for the year ended December 31, 2020 on a going concern basis, which assumes continuity of current business activities and the realization of assets and settlement of liabilities in the ordinary course of business.

Regarding financial obligations, we have not yet seen any changes in our access to or cost of funding, however, at the beginning of the nationwide state of emergency we drew on a bank overdraft line and short-term loans as a precautionary measure in order to cover our working capital needs witch were replaced with two loans each of US$18,000,000 with maturity in July 2021 and annual interest rate of 2.50% and two loans each of S/79,500,000 with maturity in January 2022 and annual interest rate of 2.92%. As of December 31, 2020, one of the US$18,000,000 loans was repaid.

The Company has taken various measures to preserve the health of its employees and to prevent contagion in its administrative and operational areas, such as remote work, rigorous cleaning of work environments, distribution of personal protective equipment, test of suspicious cases and body temperature measurement.

1.2	Business combination -

On October 5, 2018, Distribuidora Norte Pacasmayo S.R.L. acquired certain assets of a third party through the disbursement of US$12,335,000.

The asset’s purchase was classified as the acquisition of a business in accordance with the IFRS 3 “Business Combinations” and was recorded using the “Acquisition” method reflecting their fair values at the purchase date in accordance with IFRS 3. These values were recorded in the separate financial statements of Distribuidora Norte Pacasmayo S.R.L. as of that date, as well as the resulting goodwill. The carrying amounts and fair values of the assets identified as of the acquisition date were as follows:

Fair value
S/(000)
Inventories	6,849
Machinery and equipment	2,749
Brand and other intangibles, note 11(c)	25,152
Deferred income tax asset	1,866
36,616

Goodwill, note 12	4,459

Total assets acquired	41,075

The methodology used to determine the fair values at the acquisition date for each of the items evaluated was the following:

(i)	Inventories -

The fair value corresponded to the estimated sale price, less the estimated costs to carry out the sale.

(ii)	Fixed assets -

For the determination of the fair value of the fixed assets, technical reports prepared by an independent appraiser were used.

(iii)	Brand and other intangibles -

The fair values of identifiable intangible assets at the acquisition date were determined using the income approach, based on the present value of the gains attributable to the asset or costs avoided as a result of owning the asset. Under this approach, the fair value of intangible assets is determined through the methodology of discounted future cash flows using the rate of return that considers the relative risk of obtaining cash flows and the value of money over time.

The methods used by the Management of the Company to estimate the fair values of the intangible assets identified at the acquisition date were the “With / Without Method” (WWM) which estimates the value of the intangible asset as the differential between the value of the cash flows with and without the intangible asset, after discounting the returns for all the assets that contribute to the cash flow and the “Relief from Royalty” (RFR) method, which estimates the cash flows the Company saves for the payment of royalties if it did not own the brand.

(iv)	Goodwill -

Goodwill comprises the fair value of the expected synergies that the Company expects to obtain when acquiring the assets. This goodwill is recorded at cost and corresponds to the excess of the cost of acquisition (consideration transferred) and the fair value of the identifiable assets, including the brand and other intangible assets.